RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable, Allowance for Credit Loss
A rollforward of the allowance for credit losses for trade receivables for the years ended December 31, 2022 and December 31, 2021 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$(10,122)
Acquisitions	(13,581)
Additional provisions in the period	(2,783)
Recoveries of amounts previously reserved	2,114
Write-offs	1,776
Disposals	216
Balance sheet reclassifications	(389)
Foreign exchange impact	705
Balance as of December 31, 2021	(22,064)
Additional provisions in the period	(10,954)
Recoveries of amounts previously reserved	7,477
Write-offs	2,969
Disposals	36
Balance sheet reclassifications	2,256
Foreign exchange impact	1,150
Balance as of December 31, 2022	$(19,130)

Schedule of Accounts, Notes, Loans and Financing Receivable
The following table summarizes growers advances as of December 31, 2022 and December 31, 2021 based on their credit risk profile:

	December 31, 2022		December 31, 2021
	Short-Term	Long-Term	Short-Term	Long-Term

	(U.S. Dollars in thousands)
Secured gross advances to growers and suppliers	$69,681	$8,957	$49,919	$11,456
Allowance for secured advances to growers and suppliers	(12,534)	—	(5,512)	(1,735)
Unsecured gross advances to growers and suppliers	67,076	5,316	32,037	1,358
Allowance for unsecured advances to growers and suppliers	(3,283)	(3,147)	(4,094)	(742)
Net advances to growers and suppliers	$120,940	$11,126	$72,350	$10,337

Financing Receivable, Allowance for Credit Loss
A rollforward of the allowance for expected credit losses related to grower advances for the years ended December 31, 2022 and December 31, 2021 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$(7,827)
Acquisitions	(3,785)
Disposals	431
Additional provisions in the period	(1,970)
Recoveries of amounts previously reserved	177
Write-offs	720
Balance sheet reclassifications	13
Foreign exchange impact	158
Balance as of December 31, 2021	(12,083)
Additional provisions in the period	(6,955)
Recoveries of amounts previously reserved	2,147
Write-offs	1,247
Balance sheet reclassifications	(3,500)
Foreign exchange impact	180
Balance as of December 31, 2022	$(18,964)